EQUITY - Schedule of Changes in LP Units (Details) - Exchange LP Units - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Reconciliation of number of shares outstanding [abstract]
Outstanding, beginning of period (in shares)	2,883	3,308
Exchange LP Units exchanged (in shares)	(50)	(425)
Outstanding, end of period (in shares)	2,833	2,883